Note 39 - Depreciation and Amortisation	12 Months Ended
Dec. 31, 2018
Depreciation and Amortisation Abstract
Disclosure of Depreciation and Amortisation

39. Depreciation and amortization

	December 31, 2018	December 31, 2017
Depreciation of property and equipment	1,765,921	1,288,416
Depreciation of investment properties	4,420	3,308
Amortization of intangible assets	151,583	136,224
Depreciation of other assets	336	1,414
TOTAL	1,922,260	1,429,362